Accounts Receivable (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Mar. 15, 2022 ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Accounts Receivable [Line Items]
Receivables				₨ 1
Unbilled receivables		₨ 5,766		₨ 5,228	$ 70.2
Reduction of quoted tariff rate per unit (in Rupees per share) | ₨ / shares		₨ 2.44
Power purchase agreement rate per unit (in Rupees per share) | ₨ / shares	₨ 5.89	₨ 5.89
Interim rate per unit (in Dollars per share) | $ / shares			$ 2.44
APERC [Member]
Accounts Receivable [Line Items]
Interim rate per unit (in Dollars per share) | $ / shares			$ 2.44
Power Purchase Agreements [Member]
Accounts Receivable [Line Items]
Receivables		₨ 3,868	$ 47.1